Non-controlling Interests - Schedule of Summarized Financial Information of Non Controlling Interest (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [Line Items]
Profit for the year	€ 24	€ 27	€ 5
Current assets	9,771	9,394
Non-current assets	21,862	22,200
Current liabilities	(6,031)	(5,898)
Non-current liabilities	(10,625)	(11,253)
Cash flows from operating activities	2,189	2,340	€ 2,247
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources, Inc (formerly Luzon Continental Land Corporation) [member]
Disclosure of noncontrolling interests [Line Items]
Profit for the year	14	47
Current assets	159	118
Non-current assets	1,292	1,460
Current liabilities	(140)	(124)
Non-current liabilities	(663)	(690)
Net assets	648	764
Cash flows from operating activities	€ 9	91
Dividends paid to non-controlling interests during the year		€ (1)